Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share - Moringa Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share [Line Items]
Net profit (loss)	$ 42,693	$ (191,793)	$ (202,966)	$ (289,547)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	(163,341)		(172,727)
Net loss including Accretion	(120,648)	(191,793)	(375,693)	(289,547)
Numerator:
Net loss including Accretion	(93,400)	(148,477)	(290,843)	(207,447)
Accretion	163,341		172,727		$ 2,551,880
Total	$ 69,941	$ (148,477)	$ (118,116)	$ (207,447)
Denominator:
weighted average number of shares (in Shares)	11,500,000	11,500,000	11,500,000	8,205,556
Numerator:
Net loss including Accretion	$ (27,248)	$ (43,316)	$ (84,850)	$ (82,100)
Denominator:
weighted average number of shares (in Shares)	3,355,000	3,355,000	3,355,000	3,247,445
Class A Ordinary Shares [Member]
Denominator:
Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption (in Dollars per share)	$ 0.01	$ (0.01)	$ (0.01)	$ (0.03)
Class A and B Ordinary Shares [Member]
Denominator:
Basic and diluted net loss per non-redeemable Class A and B ordinary share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)